Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Income Taxes [Line Items]
Income tax expense, reversal		$ 113		$ 13	$ 36
Corporate statutory tax rate	34.94%	34.94%	34.94%	34.94%	34.94%
Tax effect due to non-taxable income for Indian tax purposes		$ 363		$ 362	$ 395
Per share effect of tax incentives on both basic and diluted weighted average number of equity shares | $ / shares		$ 0.09		$ 0.09	$ 0.09
Deferred income tax liabilities not recognized amount of temporary differences		$ 1,292		$ 1,332
Deferred income tax assets, not recognized on accumulated losses		560		538
Interest income		232
Provision for income tax reversed amount		63
Reduction of contingent liabilities		196
Group | Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt	₨ 27,940	335	₨ 40,620	494
Amount paid to statutory authorities	₨ 87,430	$ 1,048	₨ 65,280	$ 794
UNITED STATES
Income Taxes [Line Items]
Branch profit tax	15.00%	15.00%
Approximate branch net assets		$ 940
Deferred tax liability on branch profit tax, net of tax credits		$ 32
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%